Loans Receivable From Independent Contractors (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Independent Contractor Operations [Line Items]
Independent contractors with sublicenses	68
Percentage of labor sales	40.00%
Maximum exposure to loss from arrangements with independent contractors	$ 1.5	$ 1.3
Days contracts may be cancelled with written notice	90 days
Maximum [Member]
Independent Contractor Operations [Line Items]
Interest rates on loans	8.00%
Terms of the loans to independent contractors, years	5 years 4 months 24 days
Minimum [Member]
Independent Contractor Operations [Line Items]
Interest rates on loans	0.00%
Terms of the loans to independent contractors, years	2 months 15 days